CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)		Total	Common Stock [Member]		Additional Paid-In Capital [Member]		Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
BALANCE at Dec. 31, 2007		$ 39,533,430	$ 15,008	[1]	$ 133,547,671	[1]	$ (94,029,249)	$ 0
BALANCE (in shares) at Dec. 31, 2007	[1]		1,500,767
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense related to employee options		888,546	0	[1]	888,546	[1]	0	0
Share-based compensation related to restricted stock		414,491	0	[1]	414,491	[1]	0	0
Stock options issued to consultants for services		92,501	0	[1]	92,501	[1]	0	0
Issuance of warrants for draws under line of credit		44,366	0	[1]	44,366	[1]	0	0
Net loss		(11,290,907)	0	[1]	0	[1]	(11,290,907)	0
BALANCE at Dec. 31, 2008		29,682,427	15,008	[1]	134,987,575	[1]	(105,320,156)	0
BALANCE (in shares) at Dec. 31, 2008	[1]		1,500,767
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense related to employee options		552,608	0	[1]	552,608	[1]	0	0
Share-based compensation related to restricted stock		655,237	0	[1]	655,237	[1]	0	0
Round up for fractional shares due to the reverse stock split (in shares)	[1]		96
Round up for fractional shares due to the reverse stock split		0	1	[1]	(1)	[1]	0	0
Registration costs		434,836	0	[1]	434,836	[1]	0	0
Sale of stock net of expenses (in shares)	[1]		732,627
Sale of stock net of expenses		2,831,472	7,326	[1]	2,824,146	[1]	0	0
Stock options issued to consultants for services		54,181	0	[1]	54,181	[1]	0
Share-based compensation related to restricted stock (in shares)	[1]		4,667
Share-based compensation related to restricted stock		280	47	[1]	233	[1]	0	0
Change in cumulative translation adjustment		101,235	0	[1]	0	[1]	0	101,235
Net loss		(10,520,775)	0	[1]	0	[1]	(10,520,775)	0
BALANCE at Dec. 31, 2009		22,921,829	22,382	[1]	138,639,143	[1]	(115,840,931)	0
BALANCE (in shares) at Dec. 31, 2009		2,238,157	2,238,157	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense related to employee options		375,772	0	[1]	375,772	[1]	0	0
Share-based compensation related to restricted stock		206,128	0	[1]	206,128	[1]	0	0
Round up for fractional shares due to the reverse stock split (in shares)	[1]		480
Round up for fractional shares due to the reverse stock split		0	4	[1]	(4)	[1]	0	0
Issuance of common stock in connection with a public offering (in shares)	[1]		534,000
Issuance of common stock in connection with a public offering		3,204,000	5,340	[1]	3,198,660	[1]	0	0
Registration costs in connection with a public offering		(743,166)	0	[1]	(743,166)	[1]	0	0
Registration costs		(10,987)	0	[1]	(10,987)	[1]	0	0
Issuance of stock in connection with an option exchange program (in shares)	[1]		22,063
Issuance of stock in connection with an option exchange program		288,711	221	[1]	288,490	[1]	0	0
Issuance of stock in connection with payment of board director fees (in shares)	[1]		49,049
Issuance of stock in connection with payment of board director fees		280,523	490	[1]	280,033	[1]	0	0
Issuance of warrants related to debt financing		769,754	0	[1]	769,754	[1]	0	0
Stock options issued to consultants for services		102,532	0	[1]	102,532	[1]	0
Change in cumulative translation adjustment		6,434	0	[1]	0	[1]	0	6,434
Net loss		(8,723,189)	0	[1]	0	[1]	(8,723,189)	0
BALANCE at Dec. 31, 2010		18,678,341	28,437	[1]	143,106,355	[1]	(124,564,120)	107,669
BALANCE (in shares) at Dec. 31, 2010		2,843,749	2,843,749	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation related to employee stock and options (in shares)			47,000
Share-based compensation expense related to employee options		94,597	470		94,127		0	0
Issuance of warrants related to debt financing		433,870	0		433,870		0	0
Stock issued to consultants for services (in shares)			8,000
Stock issued to consultants for services		46,000	80		45,920		0	0
Share-based compensation related to restricted stock (in shares)			210,000
Share-based compensation related to restricted stock		137,277	2,100		135,177		0	0
Change in cumulative translation adjustment		2,340			0		0	2,340
Liabilities settled with common stock (in shares)			8,840
Liabilities settled with common stock		88,548	88		88,460		0	0
Options exercised (in shares)			166
Options exercised		1,036	2		1,034		0	0
Warrants exercised		1,375,005	2,347		1,372,658		0
Warrants exercised (in shares)			234,650
Net loss		(10,335,464)	0		0		(10,335,464)
BALANCE at Sep. 30, 2011		$ 10,521,550	$ 33,524		$ 145,277,601		$ (134,899,584)	$ 110,009
BALANCE (in shares) at Sep. 30, 2011		3,352,405	3,352,405

[1]	Adjusted to reflect the reverse stock split of 1-for-7 effective January 26, 2009 and to reflect the reverse stock split of 1-for-6 effective February 3, 2010.